Credit Line (Details Narrative) (USD $)	0 Months Ended	9 Months Ended
	Oct. 13, 2010	Sep. 30, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Maximum limit of the notes outstanding balance	$ 1,000,000
Expired date of the note	Aug. 31, 2012
Maturity date of the note		May 01, 2013
Variable rate of accrued interest on the outstanding balance		1.00%
Interest rate of the debt		4.50%	4.50%
Monthly payable interest rate		4.50%
Percentage of eligible receivables for which advances are limited		80.00%
Percentage of finished goods inventory for which advances are limited		35.00%
Maximum limit for inventory advances		250,000
Customers exceeding thirty percent of the accounts receivables excluded from borrowing capacity		30.00%
Line of credit, balance outstanding		$ 200,000	$ 500,000